Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	The Investment Company of America
Entity Central Index Key	0000051931
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
The Investment Company of America® - Class A
Shareholder Report [Line Items]
Fund Name	The Investment Company of America®
Class Name	Class A
Trading Symbol	AIVSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Investment Company of America (the "fund") for the period from January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-A. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-A
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical
$10,
000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 28	0.54% *
*Annualized.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.54%	[1]
Net Assets	$ 184,178,000,000
Holdings Count | Holdings	161
Investment Company, Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 184,178
Total number of portfolio holdings	161
Portfolio turnover rate	21%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Accountant Change Date	Dec. 11, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 11, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

The Investment Company of America-Class C
Shareholder Report [Line Items]
Fund Name	The Investment Company of America®
Class Name	Class C
Trading Symbol	AICCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Investment Company of America (the "fund") for the period from January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-C. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-C
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investm
ent)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 67	1.30% *
*Annualized.

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.30%	[1]
Net Assets	$ 184,178,000,000
Holdings Count | Holdings	161
Investment Company, Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 184,178
Total number of portfolio holdings	161
Portfolio turnover rate	21%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Accountant Change Date	Dec. 11, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 11, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

The Investment Company of America-Class F1
Shareholder Report [Line Items]
Fund Name	The Investment Company of America®
Class Name	Class F-1
Trading Symbol	AICFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Investment Company of America (the "fund") for the period from January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F1. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F1
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 33	0.63% *
*Annualized.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.63%	[1]
Net Assets	$ 184,178,000,000
Holdings Count | Holdings	161
Investment Company, Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 184,178
Total number of portfolio holdings	161
Portfolio turnover rate	21%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Accountant Change Date	Dec. 11, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 11, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation
of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

The Investment Company of America-Class F2
Shareholder Report [Line Items]
Fund Name	The Investment Company of America®
Class Name	Class F-2
Trading Symbol	ICAFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Investment Company of America (the "fund") for the period from January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F2. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F2
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 inve
st
ment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 20	0.38% *
*Annualized.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.38%	[1]
Net Assets	$ 184,178,000,000
Holdings Count | Holdings	161
Investment Company, Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 184,178
Total number of portfolio holdings	161
Portfolio turnover rate	21%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Accountant Change Date	Dec. 11, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 11, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

The Investment Company of America-Class F3
Shareholder Report [Line Items]
Fund Name	The Investment Company of America®
Class Name	Class F-3
Trading Symbol	FFICX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Investment Company of America (the "fund") for the period from January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F3. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F3
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 14	0.27% *
*Annualized.

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.27%	[1]
Net Assets	$ 184,178,000,000
Holdings Count | Holdings	161
Investment Company, Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 184,178
Total number of portfolio holdings	161
Portfolio turnover rate	21%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Accountant Change Date	Dec. 11, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 11, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

The Investment Company of America® - Class 529-A
Shareholder Report [Line Items]
Fund Name	The Investment Company of America®
Class Name	Class 529-A
Trading Symbol	CICAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Investment Company of America (the "fund") for the period from January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529A. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529A
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a
hy
pothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 30	0.58% *
*Annualized.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.58%	[1]
Net Assets	$ 184,178,000,000
Holdings Count | Holdings	161
Investment Company, Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 184,178
Total number of portfolio holdings	161
Portfolio turnover rate	21%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Accountant Change Date	Dec. 11, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 11, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

The Investment Company of America® - Class 529-C
Shareholder Report [Line Items]
Fund Name	The Investment Company of America®
Class Name	Class 529-C
Trading Symbol	CICCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Investment Company of America (the "fund") for the period from January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529C. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529C
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a h
yp
othetical $10,000 invest
men
t)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 71	1.36% *
*Annualized.

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	1.36%	[1]
Net Assets	$ 184,178,000,000
Holdings Count | Holdings	161
Investment Company, Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 184,178
Total number of portfolio holdings	161
Portfolio turnover rate	21%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Accountant Change Date	Dec. 11, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 11, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

The Investment Company of America® - Class 529-E
Shareholder Report [Line Items]
Fund Name	The Investment Company of America®
Class Name	Class 529-E
Trading Symbol	CICEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Investment Company of America (the "fund") for the period from January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529E. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529E
Expenses [Text Block]
What were the fund costs for the last six months?
(based
on a
hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 44	0.84% *
*Annualized.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.84%	[1]
Net Assets	$ 184,178,000,000
Holdings Count | Holdings	161
Investment Company, Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Key fund stati stics
Fund net assets (in millions)	$ 184,178
Total number of portfolio holdings	161
Portfolio turnover rate	21%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Accountant Change Date	Dec. 11, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 11, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

The Investment Company of America® - Class 529-F-2
Shareholder Report [Line Items]
Fund Name	The Investment Company of America®
Class Name	Class 529-F-2
Trading Symbol	FCIAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Investment Company of America (the "fund") for the period from January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F2. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F2
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 19	0.36% *
*Annualized.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.36%	[1]
Net Assets	$ 184,178,000,000
Holdings Count | Holdings	161
Investment Company, Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 184,178
Total number of portfolio holdings	161
Portfolio turnover rate	21%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Accountant Change Date	Dec. 11, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 11, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

The Investment Company of America® - Class 529-F-3
Shareholder Report [Line Items]
Fund Name	The Investment Company of America®
Class Name	Class 529-F-3
Trading Symbol	FAOOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Investment Company of America (the "fund") for the period from January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F3. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F3
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 17	0.32% *
*Annualized.

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.32%	[1]
Net Assets	$ 184,178,000,000
Holdings Count | Holdings	161
Investment Company, Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 184,178
Total number of portfolio holdings	161
Portfolio turnover rate	21%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Accountant Change Date	Dec. 11, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 11, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

The Investment Company of America® - Class R-1
Shareholder Report [Line Items]
Fund Name	The Investment Company of America®
Class Name	Class R-1
Trading Symbol	RICAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Investment Company of America (the "fund") for the period from January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R1. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R1
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 70	1.34% *
*Annualized.

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	1.34%	[1]
Net Assets	$ 184,178,000,000
Holdings Count | Holdings	161
Investment Company, Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 184,178
Total number of portfolio holdings	161
Portfolio turnover rate	21%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Accountant Change Date	Dec. 11, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 11, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

The Investment Company of America® - Class R-2
Shareholder Report [Line Items]
Fund Name	The Investment Company of America®
Class Name	Class R-2
Trading Symbol	RICBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Investment Company of America (the "fund") for the period from January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 71	1.36% *
*Annualized.

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	1.36%	[1]
Net Assets	$ 184,178,000,000
Holdings Count | Holdings	161
Investment Company, Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 184,178
Total number of portfolio holdings	161
Portfolio turnover rate	21%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Accountant Change Date	Dec. 11, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 11, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

The Investment Company of America® - Class R-2E
Shareholder Report [Line Items]
Fund Name	The Investment Company of America®
Class Name	Class R-2E
Trading Symbol	RIBEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Investment Company of America (the "fund") for the period from January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2E. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2E
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 55	1.06% *
*Annualized.

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.06%	[1]
Net Assets	$ 184,178,000,000
Holdings Count | Holdings	161
Investment Company, Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 184,178
Total number of portfolio holdings	161
Portfolio turnover rate	21%

Holdings [Text Block]	Portfolio holdings by s ector (percent of net assets)
Accountant Change Date	Dec. 11, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 11, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

The Investment Company of America® - Class R-3
Shareholder Report [Line Items]
Fund Name	The Investment Company of America®
Class Name	Class R-3
Trading Symbol	RICCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Investment Company of America (the "fund") for the period from January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R3. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R3
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 47	0.91% *
*Annualized.

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.91%	[1]
Net Assets	$ 184,178,000,000
Holdings Count | Holdings	161
Investment Company, Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 184,178
Total number of portfolio holdings	161
Portfolio turnover rate	21%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Accountant Change Date	Dec. 11, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 11, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

The Investment Company of America® - Class R-4
Shareholder Report [Line Items]
Fund Name	The Investment Company of America®
Class Name	Class R-4
Trading Symbol	RICEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Investment Company of America (the "fund") for the period from January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R4. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R4
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 32	0.61% *
*Annualized.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.61%	[1]
Net Assets	$ 184,178,000,000
Holdings Count | Holdings	161
Investment Company, Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 184,178
Total number of portfolio holdings	161
Portfolio turnover rate	21%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Accountant Change Date	Dec. 11, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 11, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

The Investment Company of America® - Class R-5E
Shareholder Report [Line Items]
Fund Name	The Investment Company of America®
Class Name	Class R-5E
Trading Symbol	RICHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Investment Company of America (the "fund") for the period from January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5E. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5E
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 21	0.41% *
*Annualized.

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.41%	[1]
Net Assets	$ 184,178,000,000
Holdings Count | Holdings	161
Investment Company, Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 184,178
Total number of portfolio holdings	161
Portfolio turnover rate	21%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Accountant Change Date	Dec. 11, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 11, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

The Investment Company of America® - Class R-5
Shareholder Report [Line Items]
Fund Name	The Investment Company of America®
Class Name	Class R-5
Trading Symbol	RICFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Investment Company of America (the "fund") for the period from January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 17	0.32% *
*Annualized.

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.32%	[1]
Net Assets	$ 184,178,000,000
Holdings Count | Holdings	161
Investment Company, Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 184,178
Total number of portfolio holdings	161
Portfolio turnover rate	21%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Accountant Change Date	Dec. 11, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 11, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

The Investment Company of America® - Class R-6
Shareholder Report [Line Items]
Fund Name	The Investment Company of America®
Class Name	Class R-6
Trading Symbol	RICGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Investment Company of America (the "fund") for the period from January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R6. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R6
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 14	0.27% *
*Annualized.

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.27%	[1]
Net Assets	$ 184,178,000,000
Holdings Count | Holdings	161
Investment Company, Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 184,178
Total number of portfolio holdings	161
Portfolio turnover rate	21%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Accountant Change Date	Dec. 11, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 11, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

[1]	Annualized.